Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NORTHERN FUNDS
Prospectus Date	rr_ProspectusDate	Jul. 31, 2019
NORTHERN INTERNATIONAL EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	INTERNATIONAL EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term capital appreciation. Any income received is incidental to this objective.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 59.45% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	59.45%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	In seeking long-term capital appreciation, the Fund will invest, under normal circumstances, at least 80% of its net assets in equity securities. The Fund intends to invest in the securities of companies located in a number of countries throughout the world. These companies generally have market capitalizations in excess of $1 billion.

The Fund’s investment strategy attempts to create a portfolio with similar risk, style, capitalization and industry characteristics as the MSCI World® ex USA Index with the potential to provide excess returns by allowing the Fund to hold a portion, but not all of the securities in the MSCI World ex USA Index. In managing the Fund, NTI attempts to achieve the Fund’s objective by overweighting those stocks that it believes will outperform the MSCI World ex USA Index and underweighting (or excluding entirely) those stocks that it believes will underperform the MSCI World ex USA Index. The Fund seeks to accomplish this goal by employing a strategy that uses statistics and advanced econometric methods to determine which fundamental and quantifiable stock or firm characteristics (such as relative valuation, price momentum and earnings quality) are predictive of future stock performance. The characteristics are combined to create a proprietary multifactor quantitative stock selection model which generates stock specific forecasts that are used along with risk controls to determine security weightings. The investment management team’s approach, based primarily on applying quantitative methods to fundamental research (e.g., selecting stocks based on economic, financial, and market analysis), is applied within a risk constrained environment that is intended to increase return and result in a portfolio having characteristics similar to the MSCI World ex USA Index. The Fund may use derivatives such as stock index futures to equitize cash and enhance portfolio liquidity. The team will normally sell a security that it believes is no longer attractive based upon the evaluation criteria described above.

NTI may engage in active trading, and will not consider portfolio turnover a limiting factor in making decisions for the Fund.

Although the Fund primarily invests in mature markets (such as Germany, Japan and the United Kingdom), it may also invest to a lesser extent in emerging markets (such as Brazil and China). The Fund, from time to time, may emphasize particular companies or market segments in attempting to achieve its investment objective.

		MSCI Inc. does not endorse any of the securities in the MSCI World ex USA Index. It is not a sponsor of the International Equity Fund and is not affiliated with the Fund in any way.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	CURRENCY RISK is the risk that foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies will fluctuate in value relative to the U.S. dollar, adversely affecting the value of the Fund’s investments and its returns. Because the Fund’s net asset value is determined on the basis of U.S. dollars, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the market value of the Fund’s holdings appreciates. In addition, fluctuations in the exchange values of currencies could affect the economy or particular business operations of companies in a geographic region in which the Fund invests, causing an adverse impact on the Fund’s investments in the affected region.

CYBERSECURITY RISK is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the investment adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The Fund and its investment adviser have limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders.

EMERGING MARKETS RISK is the risk that markets of emerging market countries are less developed and less liquid, subject to greater price volatility and generally subject to increased economic, political, regulatory and other uncertainties than more developed markets.

FINANCIAL SECTOR RISK is the risk that the Fund will be impacted by events affecting the financial sector if it invests a relatively large percentage of its assets in that sector, adversely affecting the Fund’s performance. The financial sector can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, and the availability and cost of capital, among other factors.

FOREIGN CUSTODY RISK The Fund may hold foreign securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some Foreign Custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over or independent evaluation of their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well-regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

FOREIGN SECURITIES RISK is the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund’s investments to decline. To the extent that the Fund’s assets are concentrated in a single country or geographic region, the Fund will be subject to the risks associated with that particular country or region.

GEOGRAPHIC AND SECTOR RISK is the risk that if the Fund invests a significant portion of its total assets in certain issuers within the same geographic region or economic sector, an adverse economic, business or political development affecting that region or sector may affect the value of the Fund’s investments more than if the Fund’s investments were not so concentrated.

INVESTMENT STYLE RISK is the risk that different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. The Fund may outperform or underperform other funds that invest in similar asset classes but employ a different investment style. The Fund may also employ a combination of styles that impacts its risk characteristics.

LARGE CAP STOCK RISK is the risk that large-capitalization stocks as a group could fall out of favor with the market, causing the Fund to underperform investments that focus solely on small- or medium-capitalization stocks.

LARGE SHAREHOLDER RISK is the risk that the Fund may experience adverse effects when certain large shareholders, including funds or accounts over which the Fund’s investment adviser or an affiliate of the investment adviser has investment discretion, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly and unexpectedly, may cause the Fund to sell its securities at times it would not otherwise do so, which may negatively impact its liquidity and/or net asset value. Such sales may also accelerate the increase of taxable income to shareholders if these sales result in gains, and may also increase transaction costs. In addition, large redemptions could lead to an increase in the Fund’s expense ratio due to expenses being allocated over a smaller asset base. Large share purchases of the Fund may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing or otherwise maintains a larger cash position than it ordinarily would.

MANAGEMENT RISK is the risk that a strategy used by the Fund’s investment adviser may fail to produce the intended results or that imperfections, errors or limitations in the tools and data used by the investment adviser may cause unintended results.

MARKET RISK is the risk that the value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equities markets or adverse investor sentiment. Market risk includes the risk that a particular style of investing, such as growth or value, may underperform the market generally. The market value of the securities in which the Fund invests may go up or down in response to the prospects of particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

MID CAP STOCK RISK is the risk that stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

QUANTITATIVE INVESTING RISK is the risk that the value of securities or other investments selected using quantitative analysis can perform differently from the market as a whole or from their expected performance and the Fund may realize a loss. This may be as a result of the factors used in building a multifactor quantitative model, the weights placed on each factor, the accuracy of historical data supplied by third parties, and changing sources of market returns. Whenever a model is used, there is also a risk that the model will not work as planned.

SMALL CAP STOCK RISK is the risk that stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally, the smaller the company size, the greater the risk.

STOCK INDEX FUTURES RISK is the risk arising from the Fund’s use of futures and includes: the risk that there will be imperfect correlation between the change in market value of the Fund’s securities and the price of futures contracts; the possible inability of the Fund to close a futures contract when desired; losses due to unanticipated market movements, which potentially are unlimited; and the possible inability of the Fund’s investment adviser to correctly predict the direction of securities prices, interest rates, currency exchange rates and other economic factors. Accordingly, under normal market conditions, the Fund will limit its exposure to stock index futures to 5% of the value of the portfolio.

VALUATION RISK is the risk that the sale price the Fund could receive for a portfolio security may differ from the Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

		As with any mutual fund, it is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, it is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing (A) changes in the performance of the Fund from year to year, and (B) how the average annual total returns of the Fund compare to those of a broad-based securities market index.

On January 1, 2017, the Fund changed its principal investment strategy from a fundamental actively managed strategy to a quantitative actively managed strategy. The performance shown prior to that date represents performance of the Fund’s prior fundamental actively managed strategy.

The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

		Updated performance information for the Fund is available and may be obtained on the Fund’s website at northerntrust.com/funds or by calling 800-595-9111.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing (A) changes in the performance of the Fund from year to year, and (B) how the average annual total returns of the Fund compare to those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-595-9111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	northerntrust.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURN*
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	* Year to date total return for the six months ended June 30, 2019 is 11.67%. For the periods shown in the bar chart above, the highest quarterly return was 23.54% in the second quarter of 2009, and the lowest quarterly return was (22.51)% in the third quarter of 2011.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN (For the periods ended December 31, 2018)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemptions are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns after taxes on distributions and sale of fund shares to be greater than the Returns after taxes on distributions or even the Returns before taxes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

		In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemptions are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns after taxes on distributions and sale of fund shares to be greater than the Returns after taxes on distributions or even the Returns before taxes.
NORTHERN INTERNATIONAL EQUITY FUND | NORTHERN INTERNATIONAL EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (within 30 days of purchase) (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.48%
Other Expenses	rr_OtherExpensesOverAssets	0.17%	[1]
Transfer Agent Fees	rr_Component1OtherExpensesOverAssets	0.04%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.65%	[2]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.51%	[2],[3]
1 Year	rr_ExpenseExampleYear01	$ 52
3 Years	rr_ExpenseExampleYear03	194
5 Years	rr_ExpenseExampleYear05	348
10 Years	rr_ExpenseExampleYear10	$ 797
2009	rr_AnnualReturn2009	31.39%
2010	rr_AnnualReturn2010	8.56%
2011	rr_AnnualReturn2011	(13.10%)
2012	rr_AnnualReturn2012	17.88%
2013	rr_AnnualReturn2013	24.12%
2014	rr_AnnualReturn2014	(7.08%)
2015	rr_AnnualReturn2015	(5.96%)
2016	rr_AnnualReturn2016	3.90%
2017	rr_AnnualReturn2017	22.90%
2018	rr_AnnualReturn2018	(15.10%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	11.67%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.54%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.51%)
1-Year	rr_AverageAnnualReturnYear01	(15.10%)
5-Year	rr_AverageAnnualReturnYear05	(1.08%)
10-Year	rr_AverageAnnualReturnYear10	5.56%
Since Inception	rr_AverageAnnualReturnSinceInception	4.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 01, 1994
NORTHERN INTERNATIONAL EQUITY FUND | Returns after taxes on distributions | NORTHERN INTERNATIONAL EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	(15.37%)
5-Year	rr_AverageAnnualReturnYear05	(1.43%)
10-Year	rr_AverageAnnualReturnYear10	5.24%
Since Inception	rr_AverageAnnualReturnSinceInception	2.98%
NORTHERN INTERNATIONAL EQUITY FUND | Returns after taxes on distributions and sale of Fund shares | NORTHERN INTERNATIONAL EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	(8.30%)
5-Year	rr_AverageAnnualReturnYear05	(0.66%)
10-Year	rr_AverageAnnualReturnYear10	4.62%
Since Inception	rr_AverageAnnualReturnSinceInception	3.15%
NORTHERN INTERNATIONAL EQUITY FUND | MSCI World ex USA Index (reflects no deduction or fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	(14.09%)
5-Year	rr_AverageAnnualReturnYear05	0.34%
10-Year	rr_AverageAnnualReturnYear10	6.24%
Since Inception	rr_AverageAnnualReturnSinceInception	4.68%

[1]	Other Expenses have been restated to reflect current fees.
[2]	The Fund’s Total Annual Fund Operating Expenses will not correlate to the Fund’s ratio of average net assets to expenses before reimbursements and credits included in the Fund’s Financial Highlights in the Fund’s complete Prospectus due to the restatement of Other Expenses. The “Total Annual Fund Operating Expenses After Expense Reimbursement” may be higher than the contractual expense reimbursement rate stated below due to excepted expenses that are not reimbursed.
[3]	Northern Trust Investments, Inc. (“NTI” or the “Investment Adviser”) has contractually agreed to reimburse a portion of the operating expenses of the Fund (other than certain excepted expenses, i.e., Acquired Fund Fees and Expenses, the compensation paid to each Independent Trustee of the Trust, expenses of third party consultants engaged by the Board of Trustees, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, extraordinary expenses and interest) to the extent the “Total Annual Fund Operating Expenses” exceed 0.50%. This contractual limitation may not be terminated before July 31, 2020 without the approval of the Board of Trustees.